UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2025

Cultivar ETF

ITEM 1.(a).  Reports to Stockholders.

Cultivar ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Cultivar ETF Ticker: CVAR (Listed on the CBOE BZX Exchange)

This semi-annual shareholder report contains important information about the Cultivar ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at cultivarfunds.com/funds. You can also request this information by contacting us at (833) 930-2229.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cultivar ETF	$44	0.87%¹

¹	Annualized.

How did the Fund perform for the period?

For the period of August 1, 2024 to January 31, 2025 the Cultivar ETF (the “Fund”) underperformed its benchmark, the Russell 3000® Index. The Fund does not follow a capitalization-weighted indexed approach, as it focuses on active stock selection based on the portfolio managers’ assessment of individual stock valuations, as well as broad macro risks.

What key factors affected the Fund’s performance for the period?

The Fund’s active assessment of individual security valuations and concerns about macro risks, caused underweights to the technology sector, which was a significant driver of the benchmark index performance. This assessment also led to an overweight in traditionally less volatile areas, such as cash and U.S. Treasuries, materials, consumer staples and health care.

Positioning

The Fund held an overweight in the materials sector with a focus on gold and silver miners, with opportunistic entry points and trimming upon recovery. The Fund has also built additional weight in the healthcare sector, as softness in this sector brought several companies into the desired valuation range. With mega-cap technology stocks appearing overvalued and with the index being driven higher by such valuations the Fund exercised a measure of risk control by continuing to maintain its underweight in the technology sector relative to the benchmark.

Performance

The Fund was generally flat with little change in its value for the period. In comparison, the benchmark posted a positive return, due in part to a post-election rally in risk-taking. Industrials helped performance with positive results from some of our largest weights in this sector. Also, positive impacts came from holdings in the healthcare sector, with eclectic contributions from various positions.

Top Contributors – Industrials, Healthcare

Top Detractors – Underweight Technology, Energy

Cumulative Performance

(based on a hypothetical $10,000 investment)

Cultivar ETF - $11,382
Russell 3000® Index - $13,575
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/22/2021*
1/31/2022
1/31/2023
1/31/2024
1/31/2025

* Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Cultivar ETF	9.79%	4.25%
Russell 3000® Index	26.32%	10.31%

The Russell 3000® Index tracks the shares of the largest 3,000 publicly traded companies in the United States.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cultivar ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2025)

Fund Net Assets	$30,940,346
Number of Holdings	81
Total Advisory Fee Paid	$140,115
Portfolio Turnover Rate	31.35%

What did the Fund invest in?

(% of Net Assets as of January 31, 2025)

Sector Breakdown

Top Ten Holdings
US Treasury 05/15/2052	5.09%
Newmont Goldcorp Corp.	4.33%
US Treasury 02/27/2025	4.03%
MarketAxess Holdings, Inc.	3.51%
Proto Labs, Inc.	3.46%
Healthcare Services Group, Inc.	2.80%
Core Laboratories, Inc.	2.72%
Southwest Airlines Co.	2.51%
Northwest Natural Holding Co.	2.03%
Qorvo, Inc.	1.96%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit cultivarfunds.com/funds.

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Six Months Ended January 31, 2025 (unaudited)

Cultivar ETF

Cultivar ETF

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Schedule of InvestmentsJanuary 31, 2025 (unaudited)

		Shares	Value
86.91%	COMMON STOCKS

2.18%	COMMUNICATION SERVICES
	Comcast Corp. Class A	5,943	$200,041
	John Wiley & Sons, Inc. Class A	5,995	245,375
	Paramount Global Class B	15,095	164,234
	Warner Bros. Discovery, Inc.(A)	6,341	66,200
			675,850

4.99%	CONSUMER DISCRETIONARY
	Advance Auto Parts	6,363	308,606
	Alibaba Group Holdings ADR	3,262	322,416
	Hasbro, Inc.	5,130	296,719
	Monro, Inc.	6,555	128,740
	NIKE, Inc.	6,325	486,392
			1,542,873

9.58%	CONSUMER STAPLES
	The Clorox Co	2,070	328,468
	Dollar General Corp.	4,305	305,913
	The Hershey Company	3,110	464,168
	Hormel Foods Corp.	12,880	386,142
	The JM Smucker Co	2,550	272,570
	Kimberly-Clark Corp.	2,487	323,235
	McCormick & Co., Inc.(B)	6,841	528,330
	Tyson Foods, Inc. Class A	6,257	353,458
			2,962,284

4.44%	ENERGY
	BP plc ADR	7,587	235,652
	Core Laboratories, Inc. ADR	49,587	841,491
	Equinor ASA ADR	5,952	142,788
	World Kinect Corp.	5,483	155,004
			1,374,935

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

		Shares	Value
7.83%	FINANCIALS
	Global Payments, Inc.	4,683	$528,477
	Independent Bank Corp.	3,817	256,350
	MarketAxess Holdings, Inc.	4,928	1,087,265
	PayPal Holdings, Inc.(A)	2,372	210,112
	The Western Union Co	32,901	339,538
			2,421,742

16.87%	HEALTH CARE
	Abbott Laboratories	2,422	309,846
	Biogen, Inc.(A)	2,151	309,593
	Bristol-Myers Squibb Co.	3,511	206,973
	CVS Health Corp.	5,812	328,262
	Edwards Lifescience Corp.(A)	4,950	358,628
	Fresenius Medical Care AG ADR	16,385	407,495
	Humana, Inc.	1,567	459,491
	Illumina, Inc.(A)	1,170	155,306
	Inogen, Inc.(A)	18,785	219,597
	Johnson & Johnson	2,632	400,459
	Medtronic plc ADR	5,051	458,732
	Perrigo Co. plc ADR	12,125	302,034
	Pfizer, Inc.	5,647	149,758
	Veeva Systems, Inc. Class A(A)	2,517	587,115
	Zimmer Biomet Holdings	2,234	244,578
	Zoetis, Inc.	1,879	321,121
			5,218,988

12.31%	INDUSTRIALS
	3M Co.	1,199	182,488
	Genpact Ltd. ADR	5,447	265,214
	Healthcare Services Group, Inc.(A)	78,218	867,438
	Paycom Software, Inc.	2,488	516,409
	Proto Labs, Inc.(A)	25,688	1,071,960
	Southwest Airlines Co.	25,295	776,809
	Steelcase, Inc.	11,306	129,793
			3,810,111

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

		Shares	Value
8.36%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	357	$156,170
	Cognex Corp.	6,148	245,305
	Cognizant Tech Solutions	2,067	170,755
	Dassault Systemes S.A. ADR	9,758	380,074
	Intel Corp.(A)	19,097	371,055
	Microchip Technology, Inc.	3,954	214,702
	Qorvo, Inc.(A)	7,320	607,414
	Skyworks Solutions, Inc.	3,323	294,949
	STMicroelectronics NV ADR	6,544	146,913
			2,587,337

10.47%	MATERIALS
	Albemarle Corp.	879	74,003
	Barrick Gold Corp. ADR	19,914	325,992
	Compass Minerals International, Inc.(A)	8,463	98,679
	First Majestic Silver Corp. ADR	61,037	347,911
	FMC Corp.	4,458	248,667
	Franco-Nevada Corp. ADR	1,418	192,791
	Newmont Goldcorp Corp.	31,333	1,338,546
	Nutrien Ltd. ADR	5,097	263,158
	Schnitzer Steel Industries, Inc.	7,723	92,753
	Sociedad Quimica y Minera de Chile SA ADR	6,496	256,852
			3,239,352

5.44%	REAL ESTATE
	Alexandria Real Estate Equities, Inc.	5,249	510,990
	Crown Castle, Inc.	1,759	157,044
	Douglas Emmett, Inc. REIT	19,560	359,123
	Empire State Realty Trust, Inc. REIT	16,379	156,583
	Kilroy Realty Corp. REIT	5,494	214,376
	LTC Properties, Inc. REIT	4,404	151,498
	Piedmont Office Realty Trust, Inc. REIT	15,252	133,302
			1,682,916

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

		Shares/Principal	Value
4.44%	UTILITIES
	Eversource Energy	7,989	$460,806
	Northwest Natural Holding Co.	15,743	628,461
	Portland General Electric	6,915	284,483
			1,373,750

86.91%	TOTAL COMMON STOCKS
	(Cost: $27,710,692)		26,890,138

7.04%	US TREASURY BONDS
	US Treasury 05/15/2052 2.875%	2,253,000	1,575,477
	US Treasury 08/15/2049 2.250%	969,000	601,586
7.04%	TOTAL US TREASURY BONDS
	(Cost: $2,893,518)		2,177,063

4.02%	US TREASURY BILLS
	US Treasury 02/27/2025 0.038%(C)	1,250,000	1,246,479
	(Cost: $761,838)

97.97%	TOTAL INVESTMENTS
	(Cost: $31,366,048)		30,313,680
2.03%	Other assets, net of liabilities		626,666
100.00%	NET ASSETS		$30,940,346

(A)Non-income producing.

(B)Non-voting shares.

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of purchase.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Statement of Assets and LiabilitiesJanuary 31, 2025 (unaudited)

ASSETS
Investments at value (cost of $31,366,048) (Note 1)	$30,313,680
Cash	1,846,456
Dividends and interest receivable	49,235
TOTAL ASSETS	32,209,371

LIABILITIES
Payable for securities purchased	1,246,471
Accrued advisory fees	22,554
TOTAL LIABILITIES	1,269,025
NET ASSETS	$30,940,346

Net Assets Consist of:
Paid-in capital	$31,542,630
Distributable earnings (accumulated deficits)	(602,284)
Net Assets	$30,940,346

NET ASSET VALUE PER SHARE
Net Assets	$30,940,346
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,205,000
Net Asset Value and Offering Price Per Share	$25.68

CULTIVAR ETF

Statement of OperationsSix Months Ended January 31, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2025

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $2,891)	$377,169
Interest income	32,240
Total investment income	409,409

EXPENSES
Advisory fees (Note 2)	140,115
Total expenses	140,115
Net investment income (loss)	269,294

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	994,540
Net change in unrealized appreciation (depreciation) of investments	(1,358,844)
Net realized and unrealized gain (loss) on investments	(364,304)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(95,010)

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

CULTIVAR ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2025

	Six Months Ended January 31, 2025 (unaudited)
		Year Ended July 31, 2024

INCREASED (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$269,294	$598,823
Net realized gain (loss) on investments	994,540	461,174
Net change in unrealized appreciation (depreciation) of investments	(1,358,844)	1,130,111
Increase (decrease) in net assets from operations	(95,010)	2,190,108

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,078,098)	(435,535)
Decrease in net assets from distributions	(1,078,098)	(435,535)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	529,341	5,281,410
Shares redeemed	(524,074)	(999,956)
Increase (decrease) in net assets from capital stock transactions	5,267	4,281,454

NET ASSETS
Increase (decrease) during period	(1,167,841)	6,036,027
Beginning of period	32,108,187	26,072,160
End of period	$30,940,346	$32,108,187

CULTIVAR ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2025

	Six Months Ended January 31, 2025 (unaudited)	Years Ended July 31,		December 22, 2021(1) through July 31, 2022
		2024	2023
Net asset value, beginning of period	$26.65	$25.44	$25.13	$25.00
Investment activities
Net investment income (loss)(2)	0.22	0.50	0.37	0.22
Net realized and unrealized gain (loss) on investments(3)	(0.29)	1.07	1.20	(0.09)
Total from investment activities	(0.07)	1.57	1.57	0.13
Distributions
Net investment income	(0.59)	(0.36)	(0.37)	—
Net realized gain	(0.31)	—	(0.89)	—
Total distributions	(0.90)	(0.36)	(1.26)	—
Net asset value, end of period	$25.68	$26.65	$25.44	$25.13
Total Return(4)	(0.22%)	6.23%	6.81%	0.54%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	1.68%	2.04%	1.53%	1.39%
Portfolio turnover rate(6)	31.35%	42.57%	78.94%	41.27%
Net assets, end of period (000’s)	$30,940	$32,108	$26,072	$24,506

(1)Commencement of Operations.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reoncile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactons for the period.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial StatementsJanuary 31, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cultivar ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 22, 2021.

The Fund’s investment objective is to seek to achieve long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Cultivar Capital, Inc. (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Generally, trading in US government securities is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The Fund values these securities using the last quoted sales price each day.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,890,138	$—	$—	$26,890,138
US Treasury Bonds	—	2,177,063	—	2,177,063
US Treasury Bills	—	1,246,479	—	1,246,479
	$26,890,138	$3,423,542	$—	$30,313,680

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the six months ended January 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Cultivar ETF	10,000	$300	$256,800

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.87%.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.04%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $25,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for its service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions, short-term notes and US Government securities for the six months ended January 31, 2025, were as follows:

Purchases	Sales
$8,990,311	$8,675,924

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2025, were as follows:

Purchases	Sales	Realized Gains
$439,392	$519,381	$147,928

The costs of purchases and proceeds from the sales of long-term Government securities for the six months ended January 31, 2025, were as follows:

Purchases	Sales
$60,356	$1,596,556

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended January 31, 2025, and the year ended July 31, 2024, were as follows:

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Distributions paid from:
Ordinary income	$705,184	$435,535
Realized gains	372,914	—
	$1,078,098	$435,535

As of January 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$22,921
Accumulated net realized gain (loss) on investments	427,163
Net unrealized appreciation (depreciation) on investments	(1,052,368)
$(602,284)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$31,366,048	$1,689,137	$(2,741,505)	$(1,052,368)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Shares sold	20,000	220,000
Shares redeemed	(20,000)	(40,000)
Net increase (decrease)	—	180,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

For the six months ended January 31, 2025, the Advisor paid the following remuneration to Trustees and Officers:

Trustee Compensation	Chief Compliance Officer’s Services
$4,399	$4,552

Statement Regarding Basis for Approval of Investment Advisory Contract.

Advisory Agreement and Sub-Advisory Agreement Approval

At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Cultivar Capital, Inc. (“Cultivar”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Cultivar and Tidal Investments, LLC (“Tidal”), each with respect to the Cultivar ETF (“Cultivar Fund”). The Board discussed the arrangements between Cultivar and the Trust and Cultivar and Tidal with respect to the Cultivar Fund. The Board reflected on its discussions with the representatives from Cultivar earlier in the Meeting regarding the manner in which the Cultivar Fund was managed and the roles and responsibilities of Cultivar and Tidal under the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Cultivar Advisory Agreements”).

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Supplemental Information (unaudited) - continued

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Cultivar Advisory Agreements and the responses of Cultivar and Tidal to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Cultivar and Tidal to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Cultivar and Tidal, an expense comparison analysis for the Cultivar Fund and comparable mutual funds and ETFs, and the Cultivar Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Cultivar Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Cultivar and Tidal; (ii) the investment performance of the Cultivar Fund and Cultivar; (iii) the costs of the services to be provided and profits to be realized by Cultivar and Tidal from the relationship with the Cultivar Fund; (iv) the extent to which economies of scale would be realized if the Cultivar Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Cultivar Advisory Agreements, including: (i) information regarding the services and support to be provided by Cultivar and Tidal to the Cultivar Fund and its shareholders; (ii) presentations by management of Cultivar and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Cultivar Fund; (iii) information pertaining to the compliance structure of Cultivar and Tidal; (iv) disclosure information contained in the Cultivar Fund’s registration statement and Cultivar’s and Tidal’s Form ADV and/or the policies and procedures of Cultivar and Tidal; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Cultivar Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Cultivar and Tidal, including financial information, information on personnel and

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Supplemental Information (unaudited) - continued

the services to be provided by Cultivar and Tidal to the Cultivar Fund, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Cultivar Fund and comparative expense and performance information for other ETFs with strategies similar to the Cultivar Fund prepared by an independent third party; (iii) the anticipated effect of size on the Cultivar Fund’ performance and expenses; and (iv) benefits anticipated to be realized by Cultivar and Tidal from their relationship with the Cultivar Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Cultivar Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Cultivar Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Cultivar and Tidal.

In this regard, the Board considered the responsibilities of Cultivar and Tidal under their respective Cultivar Advisory Agreements. The Board reviewed the services provided by each of Cultivar and Tidal to the Cultivar Fund, including, without limitation, Cultivar’s process for formulating investment recommendations and the processes of both Cultivar and Tidal for assuring compliance with the Cultivar Fund’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Cultivar for the Cultivar Fund among the service providers; and the anticipated efforts of Cultivar to promote the Cultivar Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Cultivar and Tidal; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods utilized by Cultivar in supervising Tidal as a sub-adviser to the Cultivar Fund and the relationship between Cultivar and Tidal. After reviewing the foregoing and further information from Cultivar and Tidal, the Board concluded that the quality, extent, and nature of the services provided by Cultivar and Tidal was satisfactory and adequate for the Cultivar Fund.

The investment performance of the Cultivar Fund.

The Board reviewed the Cultivar Fund’s performance. In considering the investment performance of the Cultivar Fund, the Board reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), and compared the performance of the Cultivar Fund with the performance of its benchmark index,

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Supplemental Information (unaudited) - continued

the Russell 3000 Index (“Russell 3000”), the funds in its Morningstar category, the Mid-Cap Value Funds category (“Category”), and a peer group selected from its Category by Broadridge (“Peer Group”). The Board noted that the Cultivar Fund had underperformed the Russell 3000, and the medians of its Morningstar Category and Peer Group for the one-year ended July 31, 2024. In discussing the Cultivar Fund’s underperformance, the Board noted that although the Cultivar Fund is in the Mid-Cap Value Funds category, its strategy is more of an all-cap strategy that generally includes more small-cap stocks.

After a detailed discussion of the Cultivar Fund’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Cultivar Fund performance was satisfactory, but noted that it would continue to monitor the Cultivar Fund’s performance.

The costs of services to be provided and profits to be realized by Cultivar and Tidal from the relationship with the Cultivar Fund.

In this regard, the Board considered the financial condition of Cultivar and the level of commitment to the Cultivar Fund by Cultivar. The Board also considered the assets and expenses of the Cultivar Fund, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by Cultivar and Tidal. The Trustees considered Cultivar Fund’s unitary fee structure and compared the unitary fee of the Cultivar Fund to the fees of the Category and Peer Group. The Trustees noted that the Cultivar Fund’s gross and net expense ratio and gross and net advisory fee were each higher than the median of its Category and Peer Group, but were within the range of other funds in the Category and Peer Group. The Board noted that Cultivar does not manage separate accounts with strategies similar to the Cultivar Fund. The Trustees also considered the split of the advisory fees paid to Cultivar versus those paid to Tidal and the respective services provided by each to the Cultivar Fund. The Board also considered that Tidal represented that its fee for sub-advising the Cultivar Fund is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the profitability of Cultivar and Tidal was not unreasonable, and the fees to be paid to Cultivar (who in turn pays Tidal) were within an acceptable range in light of the services to be rendered by Cultivar and Tidal.

FINANCIAL STATEMENTS | JANUARY 31, 2025

CULTIVAR ETF

Supplemental Information (unaudited) - continued

The extent to which economies of scale would be realized as the Cultivar Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Cultivar Fund’s investors.

The Trustees considered that at the Cultivar Fund’s current size it was not anticipated that Cultivar or Tidal would achieve economies of scale with respect to the services provided to the Cultivar Fund. They noted that the unitary fee structure of the Cultivar Fund limits shareholders’ exposure to fee and expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Cultivar Fund; the basis of decisions to buy or sell securities for the Cultivar Fund; the substance and administration of the Code of Ethics and other relevant policies of Cultivar and Tidal. The Board noted that Cultivar and Tidal have each represented that it does not utilize soft dollars or commission recapture with regard to the Cultivar Fund. The Board also considered potential benefits for Cultivar and Tidal in managing the Cultivar Fund. Following further consideration and discussion, the Board concluded that the standards and practices of Cultivar and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Cultivar and Tidal from managing the Cultivar Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Cultivar Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 7, 2025

* Print the name and title of each signing officer under his or her signature.